THE HENLOPEN FUND

                                QUARTERLY REPORT
                                 MARCH 31, 2004

To My Fellow Shareholders:

For the quarter ending March 31, 2004, The Henlopen Fund increased 7.66%. Annualized returns for the Fund for one, three, five and ten years are 85.36%, 19.73%, 13.02% and 16.09%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 16.55%.

Not unexpectedly, the stock market during the past quarter took a pause to reflect on what has been and what yet might be. The bull market that started twelve months ago had yet to have even a meager 5% correction throughout its run, so one was certainly due. The Henlopen Fund was able to outperform the major indices during the quarter, as strong performance from holdings in the financial, housing, metals and energy sectors more than offset weakness in technology-related stocks.

The stealth economic recovery that propelled stocks up the proverbial wall of worry in 2003 shed its cloak in March with a stunningly positive jobs report that sent the equity and bond markets reeling with fears of impending interest rate hikes. Such fears are inevitable each cycle (we even referred to them in last quarter's letter), and the corresponding questions of whether earnings growth rates and P/E multiples have peaked predictably roil the markets. Add typical (and atypical) election year uncertainties and a deteriorating situation in Iraq into the equation and the duration and magnitude of the corrective phase becomes even less discernable than usual.

An uncertain environment for equities is certainly not rare, and in fact is probably preferable. We have expected an acceleration in economic growth and are mindful of the likely resultant increase in interest rates over the next year or so. But with rates very low and the Fed willing to err on the side of expansion, we are confident that interest rates will not reach to levels that impede continued growth. Further, after years of cost cutting to maintain profitability, corporations are in the early stages of a resurgence in revenue growth that should leverage into above-average earnings. We believe this points to a continuing favorable environment in which superior stock picking can create solid investment returns.

Sincerely yours,

/s/ Michael L. Hershey                  /s/ Bruce V. Vogenitz

Michael L. Hershey                      Bruce V. Vogenitz
President                               Vice President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

                               THE HENLOPEN FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

    Date       The Henlopen Fund     S&P 500 Index    Lipper Growth Fund Index
    ----       -----------------    --------------    ------------------------
   12/2/92          $10,000             $10,000                $10,000
  12/31/92          $10,010             $10,162                $10,204
   3/31/93          $10,821             $10,604                $10,507
   6/30/93          $11,562             $10,654                $10,661
   9/30/93          $12,450             $10,926                $11,173
  12/31/93          $12,999             $11,179                $11,426
   3/31/94          $12,760             $10,758                $11,084
   6/30/94          $12,126             $10,804                $10,841
   9/30/94          $12,853             $11,332                $11,373
  12/31/94          $12,644             $11,330                $11,246
   3/31/95          $13,583             $12,430                $12,059
   6/30/95          $15,494             $13,613                $13,349
   9/30/95          $17,819             $14,692                $14,563
  12/31/95          $17,453             $15,574                $14,918
   3/31/96          $19,233             $16,409                $15,591
   6/30/96          $21,442             $17,144                $16,107
   9/30/96          $21,024             $17,670                $16,566
  12/31/96          $21,182             $19,141                $17,527
   3/31/97          $20,072             $19,658                $17,468
   6/30/97          $22,519             $23,083                $20,228
   9/30/97          $28,095             $24,811                $22,301
  12/31/97          $25,971             $25,524                $22,450
   3/31/98          $31,183             $29,084                $25,229
   6/30/98          $29,902             $30,041                $25,946
   9/30/98          $23,918             $27,058                $22,985
  12/31/98          $30,323             $32,818                $28,216
   3/31/99          $30,744             $34,456                $29,647
   6/30/99          $34,816             $36,885                $31,571
   9/30/99          $34,260             $34,582                $29,936
  12/31/99          $49,162             $39,781                $36,103
   3/31/00          $63,069             $40,678                $38,735
   6/30/00          $53,512             $39,597                $37,119
   9/30/00          $50,296             $39,213                $36,626
  12/31/00          $40,041             $36,145                $32,176
   3/31/01          $33,035             $31,860                $26,892
   6/30/01          $38,551             $33,724                $28,772
   9/30/01          $30,774             $28,787                $23,228
  12/31/01          $40,339             $31,864                $26,394
   3/31/02          $38,887             $31,952                $25,829
   6/30/02          $33,882             $27,671                $22,200
   9/30/02          $27,404             $22,891                $18,737
  12/31/02          $31,925             $24,821                $20,007
   3/31/03          $30,593             $24,039                $19,563
   6/30/03          $36,586             $27,742                $22,497
   9/30/03          $45,293             $28,477                $23,170
  12/31/03          $52,728             $31,945                $25,656
   3/31/04          $56,768             $32,485                $26,103

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund at 1-866-880-0032.

                            STATEMENT OF NET ASSETS
                           March 31, 2004 (Unaudited)

  SHARES                                                          VALUE (B)<F3>
  ------                                                          -------------

LONG-TERM INVESTMENTS -- 97.7% (A)<F2>

COMMON STOCKS -- 94.0% (A)<F2>

               ADVERTISING -- 0.5 %
    200,000    Modem Media Inc.                                   $  1,300,000

               AUTO & TRUCK RELATED -- 0.4%
    150,000    Coast Distribution System, Inc.                         975,000

               BASIC MATERIALS -- 1.1%
     85,000    Century Aluminum Co.                                  2,399,550
     55,000    Universal Stainless &
                 Alloy Products, Inc.                                  541,750
                                                                  ------------
                                                                     2,941,300

               BIOTECHNOLOGY -- 2.3%
    200,000    Alfacell Corp.                                          854,000
    300,000    Axonyx Inc.                                           1,959,000
    100,000    Cypress Bioscience, Inc.                              1,142,000
    100,000    EntreMed, Inc.                                          346,100
     70,000    Geron Corp.                                             658,000
    175,000    OrthoLogic Corp.                                      1,356,250
                                                                  ------------
                                                                     6,315,350

               BUSINESS SERVICES -- 3.2%
    100,000    Dycom Industries, Inc.                                2,652,000
    110,000    Gevity HR, Inc.                                       3,212,000
    125,000    The Ultimate Software Group, Inc.                     1,706,250
     80,000    Unisys Corp.                                          1,142,400
                                                                  ------------
                                                                     8,712,650

               COAL -- 1.0%
    100,000    CONSOL Energy Inc.                                    2,680,000

               COMMUNICATIONS -- 5.4%
    100,000    Interphase Corp.                                      1,208,000
     75,000    Juniper Networks, Inc.                                1,950,750
    200,000    NMS Communications Corp.                              1,432,000
    150,000    Novatel Wireless, Inc.                                3,225,000
    350,000    Optical Communication
                 Products, Inc.                                      1,151,500
    150,000    Packeteer, Inc.                                       1,980,000
     30,000    QUALCOMM Inc.                                         1,992,600
     20,000    Research In Motion Ltd.                               1,866,200
    301,000    Science Dynamics Corp.                                   51,170
                                                                  ------------
                                                                    14,857,220

               COMMUNICATIONS SERVICES -- 3.4%
     60,000    America Movil S.A.
                 de C.V. ADR Series L                                2,319,000
    100,000    The DIRECTV Group, Inc.                               1,538,000
     70,000    IDT Corp. Cl  B                                       1,410,500
     25,000    Media General, Inc.                                   1,682,000
    275,000    Primus Telecommunications
                 Group, Inc.                                         2,312,750
                                                                  ------------
                                                                     9,262,250

               COMPUTER PERIPHERALS -- 0.2%
    300,000    Peerless Systems Corp.                                  600,000

               CONSTRUCTION SERVICES -- 3.4%
     20,000    Centex Corp.                                          1,081,200
     75,000    Chicago Bridge & Iron
                 Co. N.V. - NYS                                      2,087,250
     30,000    Hovnanian Enterprises, Inc.                           1,294,500
     24,000    Lennar Corp.                                          1,296,720
     75,000    Masco Corp.                                           2,283,000
     24,000    Pulte Homes, Inc.                                     1,334,400
                                                                  ------------
                                                                     9,377,070

               CONSUMER NON-DURABLES -- 0.8%
     30,000    Fortune Brands, Inc.                                  2,298,900

               CONSUMER SERVICES -- 1.3%
    150,000    Integrated Alarm
                 Services Group, Inc.                                1,426,500
     75,000    Priceline.com Inc.                                    2,022,000
                                                                  ------------
                                                                     3,448,500

               DEFENSE RELATED -- 0.6%
     30,000    L-3 Communications Holdings, Inc.                     1,784,400

               DISTRIBUTION -- 0.7%
    110,000    PC Mall, Inc.                                         2,017,400

               ELECTRONICS/EQUIPMENT MANUFACTURING -- 0.7%
    150,000    Aeroflex Inc.                                         2,019,000

               ENERGY/SERVICES -- 1.6%
    100,000    Frontier Oil Corp.                                    1,938,000
     40,000    Valero Energy Corp.                                   2,398,400
                                                                  ------------
                                                                     4,336,400

               FINANCIAL SERVICES -- 11.4%
     75,000    AmeriCredit Corp.                                     1,277,250
     75,000    The Bancorp Bank                                      1,350,000
     30,000    Capital One Financial Corp.                           2,262,900
     25,000    Commerce Bancorp,
                 Inc./New Jersey                                     1,647,000
    133,333    Commercial Capital Bancorp, Inc.                      3,055,993
     25,000    Countrywide Financial Corp.                           2,397,500
    110,000    eSPEED, Inc.                                          2,305,600
     60,500    Franklin Bank Corp.                                   1,124,695
     25,000    Lehman Brothers Holdings Inc.                         2,071,750
     70,000    MBNA Corp.                                            1,934,100
     55,000    New Century Financial Corp.                           2,670,800
    150,000    Pacific Premier Bancorp, Inc.                         2,009,850
     75,000    Signature Bank                                        1,567,500
     25,000    SLM Corp.                                             1,046,250
    175,000    Tradestation Group Inc.                               1,177,750
     75,000    W Holding Company, Inc.                               1,401,750
     50,000    Wachovia Corp.                                        2,350,000
                                                                  ------------
                                                                    31,650,688

               FOOD & BEVERAGES -- 2.8%
     60,000    Central European Distribution Corp.                   1,940,400
     30,000    Diageo PLC - SP-ADR                                   1,586,400
     70,000    John B. Sanfilippo & Son, Inc.                        2,569,000
     60,000    Smithfield Foods, Inc.                                1,627,200
                                                                  ------------
                                                                     7,723,000

               FURNITURE -- 1.3%
     60,000    Furniture Brands International, Inc.                  1,932,000
     40,000    Stanley Furniture Company, Inc.                       1,553,200
                                                                  ------------
                                                                     3,485,200

               HEALTHCARE PRODUCTS -- 5.5%
     65,000    Abaxis, Inc.                                          1,316,250
    250,000    Acacia Research-CombiMatrix                           1,482,500
    250,000    Access Pharmaceuticals, Inc.                          1,605,000
    310,000    Bioveris Corp.                                        3,673,500
    100,000    Elan Corp. PLC - SP-ADR                               2,062,000
     70,000    Flamel Technologies S.A. - SP-ADR                     1,814,470
    100,000    OraSure Technologies, Inc.                            1,036,000
     55,000    Pfizer Inc.                                           1,927,750
    160,000    PharmaNetics, Inc.                                      384,000
                                                                  ------------
                                                                    15,301,470

               HEALTHCARE SERVICES -- 0.3%
    250,000    Quovadx, Inc.                                           920,000

               INSURANCE -- 1.3%
    110,000    American Safety Insurance
                 Holdings, Ltd.                                      1,601,600
     55,000    Hilb, Rogal and Hamilton Co.                          2,095,500
                                                                  ------------
                                                                     3,697,100

               LEISURE/ENTERTAINMENT -- 5.1%
     80,000    Alliance Gaming Corp.                                 2,570,400
     50,000    Aztar Corp.                                           1,225,500
     40,000    GTECH Holdings Corp.                                  2,365,600
     60,000    International Game Technology                         2,697,600
    100,000    Scientific Games Corp.                                1,872,000
    196,000    WestCoast Hospitality Corp.                           1,293,600
     70,000    XM Satellite Radio Holdings Inc.                      1,960,000
                                                                  ------------
                                                                    13,984,700

               METALS -- 3.2%
     70,000    Gold Fields Ltd. - SP-ADR                               920,500
     70,000    Metal Management, Inc.                                2,567,600
     12,000    Rio Tinto PLC - SP-ADR                                1,206,960
  1,000,000    Southern Cross Resources Inc.                         1,243,900
    350,000    Western Silver Corp.                                  2,950,500
                                                                  ------------
                                                                     8,889,460

               MINING -- 0.9%
     50,000    Cameco Corp.                                          2,488,000

               MISCELLANEOUS MANUFACTURING -- 3.0%
    150,000    Axsys Technologies, Inc.                              2,182,350
     80,000    Craftmade International, Inc.                         2,164,800
     15,000    Taser International, Inc.                             1,174,650
     75,000    Tempur-Pedic International Inc.                       1,173,000
     60,000    Tyco International Ltd.                               1,719,000
                                                                  ------------
                                                                     8,413,800

               OIL & GAS EXPLORATION/PRODUCTION -- 6.7%
    140,000    Brigham Exploration Co.                               1,029,000
     35,000    Burlington Resources Inc.                             2,227,050
    150,000    Carrizo Oil & Gas, Inc.                               1,087,500
    100,000    Chesapeake Energy Corp.                               1,340,000
    150,000    Edge Petroleum Corp.                                  2,190,000
    175,000    KCS Energy, Inc.                                      1,872,500
     20,000    Murphy Oil Corp.                                      1,259,400
     50,000    Quicksilver Resources Inc.                            1,938,000
     75,000    Southwestern Energy Co.                               1,809,000
     80,000    Ultra Petroleum Corp.                                 2,400,800
     25,000    Western Gas Resources, Inc.                           1,271,250
                                                                  ------------
                                                                    18,424,500

               OILFIELD PRODUCTS/SERVICES -- 2.6%
     75,000    Grant Prideco, Inc.                                   1,162,500
    600,000    Grey Wolf, Inc.                                       2,484,000
     70,000    Maverick Tube Corp.                                   1,648,500
     50,000    Patterson-UTI Energy, Inc.                            1,770,500
                                                                  ------------
                                                                     7,065,500

               RETAILING -- 4.3%
     60,000    Aeropostale, Inc.                                     2,175,600
     55,000    America's Car-Mart, Inc.                              1,482,250
     60,000    Dollar Tree Stores, Inc.                              1,853,400
    100,000    MarineMax, Inc.                                       2,657,000
    400,000    Rite Aid Corp.                                        2,176,000
     40,000    The Sports Authority, Inc.                            1,603,200
                                                                  ------------
                                                                    11,947,450

               SEMICONDUCTORS/RELATED -- 8.4%
    100,000    Advanced Micro Devices, Inc.                          1,623,000
     65,000    Amkor Technology, Inc.                                  950,950
    250,000    Applied Micro Circuits Corp.                          1,437,500
     40,000    ATMI, Inc.                                            1,052,800
    175,000    ChipMOS TECHNOLOGIES LTD.                             1,785,000
    400,000    Dialog Semiconductor PLC - ADR                        1,944,000
     70,000    Fairchild Semiconductor
                 International, Inc.                                 1,682,100
    300,000    Genus, Inc.                                           1,134,000
    150,000    Kulicke and Soffa Industries, Inc.                    1,758,000
     75,000    OmniVision Technologies, Inc.                         2,048,250
    100,000    Pixelworks, Inc.                                      1,713,000
     70,000    Rambus Inc.                                           1,962,100
    100,000    Semitool, Inc.                                        1,274,000
     30,000    Silicon Laboratories Inc.                             1,586,400
    275,000    Siliconware Precision
                 Industries Co. - ADR                                1,410,750
                                                                  ------------
                                                                    23,361,850

               SOFTWARE & RELATED SERVICES -- 7.9%
     30,000    Adobe Systems Inc.                                    1,182,900
    125,000    Authentidate Holding Corp.                            1,656,250
     50,000    Autodesk, Inc.                                        1,581,000
    400,000    Bitstream Inc.                                        1,332,000
    150,000    Carreker Corp.                                        1,188,000
     20,000    CheckFree Corp.                                         589,200
     75,000    Check Point Software
                 Technologies Ltd.                                   1,707,750
    200,000    CyberGuard Corp.                                      1,970,000
     90,000    ILOG S.A. SP-ADR                                        943,200
     90,000    Internet Security Systems, Inc.                       1,587,600
    359,000    Level 8 Systems, Inc.                                   125,650
    300,000    Novell, Inc.                                          3,414,000
     60,000    SafeNet, Inc.                                         2,252,400
    340,000    TeleCommunication Systems, Inc.                       2,448,000
                                                                  ------------
                                                                    21,977,950

               TEXTILES -- 0.5%
    100,000    Quaker Fabric Corp.                                     898,000
    106,400    Unifi, Inc.                                             471,352
                                                                  ------------
                                                                     1,369,352

               TOBACCO -- 0.4%
     40,000    British American Tobacco
                 PLC - SP-ADR                                        1,205,600

               TRANSPORTATION -- 1.8%
    125,000    Golar LNG Ltd.                                        1,895,000
     25,000    Ryanair Holdings PLC - SP-ADR                           854,750
     75,000    Tsakos Energy Navigation Ltd.                         2,265,000
                                                                  ------------
                                                                     5,014,750
                                                                  ------------
                   Total common stocks                             259,845,810

REITS -- 2.8% (A)<F2>
    100,000    American Home Mortgage
                 Investment Corp.                                    2,880,000
    100,000    Capital Lease Funding, Inc.                           1,282,000
     75,000    Friedman, Billings,
                 Ramsey Group, Inc.                                  2,024,250
    125,000    Government Properties Trust, Inc.                     1,646,250
                                                                  ------------
                   Total REITS                                       7,832,500

MUTUAL FUNDS -- 0.9% (A)<F2>
    100,000    Central Europe and
                 Russia Fund, Inc.                                   2,450,000
                                                                  ------------
                   Total long-term investments                     270,128,310

 PRINCIPAL
  AMOUNT
 ---------

SHORT-TERM INVESTMENTS -- 3.0% (A)<F2>
               VARIABLE RATE DEMAND NOTE
 $8,288,674    U.S. Bank, N.A.                                       8,288,674
                                                                  ------------
                   Total investments                               278,416,984

               Liabilities, less cash and
                 receivables -- (0.7%) (A)<F2>                      (1,798,273)
                                                                  ------------
                   NET ASSETS                                     $276,618,711
                                                                  ------------
                                                                  ------------
               Net Asset Value Per Share (no par value,
                 unlimited shares authorized), offering
                 and redemption price ($276,618,711 /
                 9,844,094 shares outstanding)                          $28.10
                                                                        ------
                                                                        ------

(a)<F2> Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments with maturities of 60 days or less are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.
ADR - American Depository Receipt
NYS - NY Registered Shares

                               BOARD OF TRUSTEES

      HOWARD E. COSGROVE                                STEPHEN L. HERSHEY
    Non-Executive Director                             Orthopaedic Surgeon
          NRG Energy                                     Newark, Delaware
    Minneapolis, Minnesota

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

     ROBERT J. FAHEY, JR.                                 JOHN H. REMER
   Executive Vice President                                  Retired
       CB Richard Ellis                            Kennett Square, Pennsylvania
  Philadelphia, Pennsylvania

                                U.S. BANK, N.A.
                                   Custodian

                               U.S. BANCORP FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                              Independent Auditors

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)
                              WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.